COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Future minimum lease commitments
2020	$ 386
2021
2022
Total	386
Bank guarantee	792
Operating Leases, Rent Expense	$ 948	$ 1,593